FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 98.7%
Common Stocks — 58.4%
Aerospace & Defense — 1.6%
Arconic, Inc.(a)	647,900	$ 10,405,274
BAE Systems PLC (United Kingdom)	18,270	117,816
General Dynamics Corp.	67,100	8,878,001
Huntington Ingalls Industries, Inc.	5,900	1,075,039
Leonardo SpA (Italy)*	2,329	15,496
Lockheed Martin Corp.	49,200	16,676,340
Northrop Grumman Corp.	40,700	12,313,785
Safran SA (France)	1,192	104,573
United Technologies Corp.	85,600	8,074,648
		57,660,972
Air Freight & Logistics — 0.2%
Deutsche Post AG (Germany)	19,529	531,104
SG Holdings Co. Ltd. (Japan)	800	19,068
United Parcel Service, Inc. (Class B Stock)	54,000	5,044,680
		5,594,852
Airlines — 0.0%
Deutsche Lufthansa AG (Germany)	1,372	12,946
easyJet PLC (United Kingdom)	940	6,614
Qantas Airways Ltd. (Australia)	4,355	8,557
		28,117
Auto Components — 0.0%
Faurecia SE (France)	448	13,411
Automobiles — 0.4%
Bayerische Motoren Werke AG (Germany)	500	25,710
Ferrari NV (Italy)	1,063	165,545
Fiat Chrysler Automobiles NV (United Kingdom)	39,665	290,409
Ford Motor Co.(a)	1,329,700	6,422,451
General Motors Co.	352,500	7,324,950
Peugeot SA (France)	24,097	320,768
Toyota Motor Corp. (Japan)	18,800	1,131,791
Volkswagen AG (Germany)	184	24,434
		15,706,058
Banks — 2.3%
AIB Group PLC (Ireland)	4,676	5,233
Banco Bilbao Vizcaya Argentaria SA (Spain)	135,806	428,817
Bank of America Corp.	1,375,350	29,198,680
Barclays PLC (United Kingdom)	178,635	205,808
BNP Paribas SA (France)	16,772	505,144
BOC Hong Kong Holdings Ltd. (China)	141,000	389,484
Chiba Bank Ltd. (The) (Japan)	3,200	14,002
CIT Group, Inc.	28,200	486,732
Citigroup, Inc.	466,550	19,651,086
Commerzbank AG (Germany)	5,620	20,258
Commonwealth Bank of Australia (Australia)	692	26,390
Credit Agricole SA (France)	40,555	294,523
DBS Group Holdings Ltd. (Singapore)	10,200	132,010
DNB ASA (Norway)	34,726	388,600
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Fifth Third Bancorp	48,900	$ 726,165
HSBC Holdings PLC (United Kingdom)	35,375	198,698
Intesa Sanpaolo SpA (Italy)	85,164	140,429
Japan Post Bank Co. Ltd. (Japan)	2,400	22,159
JPMorgan Chase & Co.	144,394	12,999,792
KBC Group NV (Belgium)	1,401	64,092
Mebuki Financial Group, Inc. (Japan)	251,000	513,047
Mediobanca Banca di Credito Finanziario SpA (Italy)	3,658	20,242
Mitsubishi UFJ Financial Group, Inc. (Japan)	164,900	612,871
Oversea-Chinese Banking Corp. Ltd. (Singapore)	18,300	110,635
Popular, Inc. (Puerto Rico)	95,200	3,332,000
Raiffeisen Bank International AG (Austria)	856	12,541
Shinsei Bank Ltd. (Japan)	1,100	14,641
Simmons First National Corp. (Class A Stock)	24,900	458,160
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	66,587	448,443
Societe Generale SA (France)	4,654	78,079
Sumitomo Mitsui Financial Group, Inc. (Japan)	7,600	183,142
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,900	54,790
UniCredit SpA (Italy)	11,544	90,182
United Overseas Bank Ltd. (Singapore)	30,000	408,123
Wells Fargo & Co.	370,600	10,636,220
Wintrust Financial Corp.	24,600	808,356
		83,679,574
Beverages — 1.4%
Asahi Group Holdings Ltd. (Japan)	9,600	312,380
Carlsberg A/S (Denmark) (Class B Stock)	620	70,110
Coca-Cola Amatil Ltd. (Australia)	2,568	13,960
Coca-Cola Co. (The)	414,300	18,332,775
Coca-Cola European Partners PLC (United Kingdom)	10,600	397,818
Coca-Cola HBC AG (Switzerland)	1,175	25,208
Diageo PLC (United Kingdom)	9,185	294,435
Keurig Dr. Pepper, Inc.(a)	491,100	11,918,997
Kirin Holdings Co. Ltd. (Japan)	4,700	93,195
Molson Coors Beverage Co. (Class B Stock)(a)	110,200	4,298,902
Monster Beverage Corp.*	69,900	3,932,574
PepsiCo, Inc.(a)	88,720	10,655,272
Pernod Ricard SA (France)	1,206	171,848
		50,517,474
Biotechnology — 1.8%
AbbVie, Inc.(a)	297,000	22,628,430
Amgen, Inc.	1,708	346,263
Biogen, Inc.*	32,500	10,282,350
CSL Ltd. (Australia)	2,537	455,189
Gilead Sciences, Inc.	177,650	13,281,114
A1

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	80,900	$ 19,250,155
		66,243,501
Building Products — 0.5%
American Woodmark Corp.*	37,000	1,686,090
Assa Abloy AB (Sweden) (Class B Stock)	928	17,480
Daikin Industries Ltd. (Japan)	900	109,475
Geberit AG (Switzerland)	212	92,926
Johnson Controls International PLC	341,800	9,214,928
Kingspan Group PLC (Ireland)	870	46,657
Masco Corp.(a)	37,600	1,299,832
Universal Forest Products, Inc.	115,400	4,291,726
		16,759,114
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	41,324	402,594
Affiliated Managers Group, Inc.(a)	103,700	6,132,818
Ameriprise Financial, Inc.	83,350	8,541,708
Amundi SA (France), 144A	324	19,174
ASX Ltd. (Australia)	1,120	53,178
Bank of New York Mellon Corp. (The)	111,300	3,748,584
Evercore, Inc. (Class A Stock)	24,200	1,114,652
Goldman Sachs Group, Inc. (The)	98,900	15,288,951
Macquarie Group Ltd. (Australia)	1,861	96,853
Magellan Financial Group Ltd. (Australia)	13,848	364,201
Morgan Stanley	436,050	14,825,700
Nomura Holdings, Inc. (Japan)	124,500	524,016
Standard Life Aberdeen PLC (United Kingdom)	14,525	39,655
Stifel Financial Corp.	54,600	2,253,888
UBS Group AG (Switzerland)*	21,976	204,069
		53,610,041
Chemicals — 1.4%
Arkema SA (France)	386	26,676
Asahi Kasei Corp. (Japan)	7,200	51,203
BASF SE (Germany)	5,283	251,741
Cabot Corp.	24,900	650,388
Dow, Inc.(a)	172,900	5,055,596
DuPont de Nemours, Inc.	301,400	10,277,740
Eastman Chemical Co.	92,700	4,317,966
Evonik Industries AG (Germany)	1,200	24,958
Givaudan SA (Switzerland)	53	163,938
Huntsman Corp.(a)	363,500	5,245,305
Israel Chemicals Ltd. (Israel)	111,328	354,158
Linde PLC (United Kingdom)	45,100	7,802,300
LyondellBasell Industries NV (Class A Stock)	15,600	774,228
Nissan Chemical Corp. (Japan)	700	25,512
Nitto Denko Corp. (Japan)	900	39,971
Orica Ltd. (Australia)	2,218	20,783
Sherwin-Williams Co. (The)	31,300	14,382,976
Shin-Etsu Chemical Co. Ltd. (Japan)	1,800	178,068
Showa Denko KK (Japan)	800	16,422
Tosoh Corp. (Japan)	1,500	16,981
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
Trinseo SA	15,400	$ 278,894
Westlake Chemical Corp.	18,500	706,145
		50,661,949
Commercial Services & Supplies — 0.1%
Dai Nippon Printing Co. Ltd. (Japan)	1,400	29,766
Deluxe Corp.(a)	78,600	2,038,098
Secom Co. Ltd. (Japan)	2,100	174,816
Sohgo Security Services Co. Ltd. (Japan)	400	19,559
Steelcase, Inc. (Class A Stock)	133,400	1,316,658
Toppan Printing Co. Ltd. (Japan)	5,000	76,440
UniFirst Corp.	2,500	377,725
		4,033,062
Communications Equipment — 0.4%
Cisco Systems, Inc.(a)	334,500	13,149,195
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	9,566	186,031
Eiffage SA (France)	446	31,753
EMCOR Group, Inc.	92,600	5,678,232
HOCHTIEF AG (Germany)	154	10,212
Obayashi Corp. (Japan)	51,500	440,974
Shimizu Corp. (Japan)	55,700	435,105
Skanska AB (Sweden) (Class B Stock)*	1,910	28,901
Taisei Corp. (Japan)	1,200	36,583
		6,847,791
Construction Materials — 0.0%
CRH PLC (Ireland)	4,617	126,272
HeidelbergCement AG (Germany)	6,165	262,210
LafargeHolcim Ltd. (Switzerland)*	2,814	103,162
		491,644
Consumer Finance — 0.4%
Acom Co. Ltd. (Japan)	2,400	9,739
Capital One Financial Corp.	237,600	11,979,792
Credit Saison Co. Ltd. (Japan)	900	10,430
Navient Corp.	185,150	1,403,437
OneMain Holdings, Inc.	4,400	84,128
		13,487,526
Containers & Packaging — 0.0%
Greif, Inc. (Class A Stock)(a)	10,950	340,436
Sealed Air Corp.	41,700	1,030,407
		1,370,843
Distributors — 0.3%
LKQ Corp.*	526,600	10,800,566
Diversified Consumer Services — 0.0%
frontdoor, Inc.*	18,100	629,518
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc. (Class B Stock)*(a)	75,850	13,867,655

A2

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Financial Services (cont’d.)
Challenger Ltd. (Australia)	44,278	$ 109,077
Equitable Holdings, Inc.	173,200	2,502,740
EXOR NV (Netherlands)*	616	32,179
Industrivarden AB (Sweden) (Class C Stock)	990	19,294
Jefferies Financial Group, Inc.(a)	254,800	3,483,116
M&G PLC (United Kingdom)*	92,368	129,230
		20,143,291
Diversified Telecommunication Services — 1.6%
AT&T, Inc.(a)	1,082,500	31,554,875
Deutsche Telekom AG (Germany)	19,262	248,735
Elisa OYJ (Finland)	780	48,445
Nippon Telegraph & Telephone Corp. (Japan)	27,000	646,927
Proximus SADP (Belgium)	928	21,286
Telecom Italia SpA (Italy), RSP	18,981	7,521
Telefonica Deutschland Holding AG (Germany)	42,906	106,080
Verizon Communications, Inc.(a)	487,388	26,187,357
		58,821,226
Electric Utilities — 1.1%
Chubu Electric Power Co., Inc. (Japan)	37,900	537,756
CK Infrastructure Holdings Ltd. (Hong Kong)	3,500	19,322
Enel SpA (Italy)	108,204	755,275
Exelon Corp.	409,600	15,077,376
FirstEnergy Corp.	227,100	9,099,897
Iberdrola SA (Spain)	82,963	819,538
Kansai Electric Power Co., Inc. (The) (Japan)	16,900	189,915
NRG Energy, Inc.	215,150	5,864,989
Red Electrica Corp. SA (Spain)	2,520	45,347
Southern Co. (The)	123,400	6,680,876
Terna Rete Elettrica Nazionale SpA (Italy)	8,029	50,983
		39,141,274
Electrical Equipment — 0.1%
Acuity Brands, Inc.	8,800	753,808
Atkore International Group, Inc.*	120,050	2,529,453
Legrand SA (France)	7,766	497,865
Schneider Electric SE (France)	3,206	272,946
		4,054,072
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp.	3,000	279,810
Halma PLC (United Kingdom)	2,055	48,764
Hexagon AB (Sweden) (Class B Stock)	6,235	263,516
Hitachi High-Tech Corp. (Japan)	2,100	155,857
Jabil, Inc.	87,000	2,138,460
Murata Manufacturing Co. Ltd. (Japan)	3,400	172,737
SYNNEX Corp.	53,800	3,932,780
TDK Corp. (Japan)	3,800	292,958
		7,284,882
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services — 0.0%
National Oilwell Varco, Inc.	66,500	$ 653,695
Entertainment — 0.8%
Activision Blizzard, Inc.	31,700	1,885,516
Bollore SA (France)	5,031	13,875
Electronic Arts, Inc.*	148,200	14,845,194
Netflix, Inc.*	20,900	7,847,950
Nintendo Co. Ltd. (Japan)	500	193,348
Square Enix Holdings Co. Ltd. (Japan)	600	26,889
Take-Two Interactive Software, Inc.*	9,400	1,114,934
Vivendi SA (France)	4,759	102,610
Walt Disney Co. (The)	18,100	1,748,460
		27,778,776
Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp.	15,900	3,462,225
Apartment Investment & Management Co. (Class A Stock)	45,500	1,599,325
Apple Hospitality REIT, Inc.	320,050	2,934,858
British Land Co. PLC (The) (United Kingdom)	5,016	20,879
CoreCivic, Inc.	140,250	1,566,592
Crown Castle International Corp.	102,700	14,829,880
DiamondRock Hospitality Co.	319,350	1,622,298
EPR Properties	26,000	629,720
Franklin Street Properties Corp.(a)	83,550	478,742
Gaming & Leisure Properties, Inc.	170,200	4,716,242
GEO Group, Inc. (The)	233,450	2,838,752
Goodman Group (Australia)	9,150	68,293
Japan Real Estate Investment Corp. (Japan)	8	46,958
Japan Retail Fund Investment Corp. (Japan)	14	15,867
Klepierre SA (France)	16,798	353,757
Land Securities Group PLC (United Kingdom)	3,328	22,911
Link REIT (Hong Kong)	12,400	104,563
Mapletree Commercial Trust (Singapore)	11,700	14,959
Nippon Building Fund, Inc. (Japan)	8	53,640
Orix JREIT, Inc. (Japan)	55	72,306
Park Hotels & Resorts, Inc.	81,700	646,247
Retail Properties of America, Inc. (Class A Stock)	230,700	1,192,719
RLJ Lodging Trust	181,500	1,401,180
Ryman Hospitality Properties, Inc.	119,900	4,298,415
Service Properties Trust	189,000	1,020,600
SITE Centers Corp.	120,600	628,326
Stockland (Australia)	13,491	20,902
		44,661,156
Food & Staples Retailing — 0.7%
Coles Group Ltd. (Australia)	6,348	58,972
Colruyt SA (Belgium)	325	17,639
J Sainsbury PLC (United Kingdom)	10,024	26,090
Koninklijke Ahold Delhaize NV (Netherlands)	20,200	471,446
Kroger Co. (The)	107,700	3,243,924

A3

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Tesco PLC (United Kingdom)	55,460	$ 156,473
Walgreens Boots Alliance, Inc.	256,900	11,753,175
Walmart, Inc.(a)	98,100	11,146,122
Wm Morrison Supermarkets PLC (United Kingdom)	9,204	20,214
Woolworths Group Ltd. (Australia)	19,510	420,868
		27,314,923
Food Products — 1.1%
Archer-Daniels-Midland Co.	180,450	6,348,231
Associated British Foods PLC (United Kingdom)	1,976	44,195
Bunge Ltd.	140,100	5,748,303
Conagra Brands, Inc.	63,000	1,848,420
Kraft Heinz Co. (The)(a)	339,800	8,406,652
Nestle SA (Switzerland)	12,480	1,276,833
NH Foods Ltd. (Japan)	500	17,353
Orkla ASA (Norway)	4,251	36,279
Pilgrim’s Pride Corp.*	247,300	4,481,076
Tate & Lyle PLC (United Kingdom)	14,472	117,140
Toyo Suisan Kaisha Ltd. (Japan)	500	24,185
Tyson Foods, Inc. (Class A Stock)	210,500	12,181,635
WH Group Ltd. (Hong Kong), 144A	544,000	508,351
Wilmar International Ltd. (Singapore)	10,900	24,716
		41,063,369
Gas Utilities — 0.2%
Enagas SA (Spain)	1,273	25,425
Naturgy Energy Group SA (Spain)	1,728	30,511
Snam SpA (Italy)	11,949	55,437
Tokyo Gas Co. Ltd. (Japan)	2,200	52,240
UGI Corp.	332,600	8,870,442
		9,034,055
Health Care Equipment & Supplies — 2.4%
Baxter International, Inc.	141,050	11,451,850
Becton, Dickinson & Co.	57,200	13,142,844
DENTSPLY SIRONA, Inc.	261,300	10,146,279
Edwards Lifesciences Corp.*	81,400	15,353,668
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	3,248	58,516
Hologic, Inc.*	159,100	5,584,410
Integer Holdings Corp.*	6,700	421,162
Medtronic PLC	219,400	19,785,492
Olympus Corp. (Japan)	2,200	31,933
Siemens Healthineers AG (Germany), 144A	8,866	349,417
Stryker Corp.(a)	61,700	10,272,433
		86,598,004
Health Care Providers & Services — 2.1%
Alfresa Holdings Corp. (Japan)	4,800	89,049
Anthem, Inc.	58,300	13,236,432
Cigna Corp.	91,200	16,158,816
CVS Health Corp.	339,150	20,121,769
Fresenius Medical Care AG & Co. KGaA (Germany)	1,224	80,970
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Fresenius SE & Co. KGaA (Germany)	2,442	$ 90,362
HCA Healthcare, Inc.	118,150	10,615,777
Medipal Holdings Corp. (Japan)	25,300	474,499
Sonic Healthcare Ltd. (Australia)	701	10,437
Suzuken Co. Ltd. (Japan)	14,000	509,505
UnitedHealth Group, Inc.	62,800	15,661,064
		77,048,680
Hotels, Restaurants & Leisure — 0.6%
Aristocrat Leisure Ltd. (Australia)	24,990	324,904
Carnival PLC	943	11,350
Flutter Entertainment PLC (Ireland)	441	39,801
Hilton Grand Vacations, Inc.*	37,000	583,490
Marriott Vacations Worldwide Corp.	25,700	1,428,406
McDonald’s Corp.(a)	59,100	9,772,185
Norwegian Cruise Line Holdings Ltd.*(a)	107,900	1,182,584
Oriental Land Co. Ltd. (Japan)	1,100	139,959
Sands China Ltd. (Macau)	14,800	53,966
Sodexo SA (France)	490	33,064
Starbucks Corp.	105,200	6,915,848
TUI AG (Germany)	2,514	11,202
		20,496,759
Household Durables — 0.5%
Barratt Developments PLC (United Kingdom)	5,762	31,243
Berkeley Group Holdings PLC (United Kingdom)	8,646	385,418
Casio Computer Co. Ltd. (Japan)	1,100	15,323
Lennar Corp. (Class A Stock)	200,500	7,659,100
M/I Homes, Inc.*	90,600	1,497,618
Meritage Homes Corp.*	62,700	2,289,177
Persimmon PLC (United Kingdom)	1,935	45,777
Sekisui House Ltd. (Japan)	3,600	59,486
Sony Corp. (Japan)	14,700	873,110
Taylor Wimpey PLC (United Kingdom)	17,712	25,832
Whirlpool Corp.(a)	57,100	4,899,180
		17,781,264
Household Products — 1.1%
Essity AB (Sweden) (Class B Stock)	18,036	555,795
Henkel AG & Co. KGaA (Germany)	601	44,465
Procter & Gamble Co. (The)	342,905	37,719,550
		38,319,810
Independent Power & Renewable Electricity Producers — 0.2%
AES Corp.	62,500	850,000
Vistra Energy Corp.	405,300	6,468,588
		7,318,588
Industrial Conglomerates — 1.2%
3M Co.(a)	139,100	18,988,541
CK Hutchison Holdings Ltd. (United Kingdom)	71,000	475,883
General Electric Co.	2,365,900	18,785,246
Honeywell International, Inc.	32,000	4,281,280

A4

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Jardine Matheson Holdings Ltd. (Hong Kong)	1,300	$ 65,902
Jardine Strategic Holdings Ltd. (Hong Kong)	1,300	28,565
Siemens AG (Germany)	4,399	374,290
Toshiba Corp. (Japan)	2,800	61,322
		43,061,029
Insurance — 1.4%
Aegon NV (Netherlands)	123,849	312,237
Ageas (Belgium)	1,011	41,825
AIA Group Ltd. (Hong Kong)	18,000	162,136
Allianz SE (Germany)	2,427	418,094
Allstate Corp. (The)	153,400	14,071,382
American Equity Investment Life Holding Co.	29,700	558,360
American International Group, Inc.(a)	373,200	9,050,100
Aviva PLC (United Kingdom)	22,361	73,662
Dai-ichi Life Holdings, Inc. (Japan)	6,200	74,148
Hannover Rueck SE (Germany)	348	50,073
Japan Post Holdings Co. Ltd. (Japan)	9,100	71,250
Japan Post Insurance Co. Ltd. (Japan)	1,300	16,039
Legal & General Group PLC (United Kingdom)	176,381	418,528
Lincoln National Corp.	51,200	1,347,584
MetLife, Inc.	402,300	12,298,311
MS&AD Insurance Group Holdings, Inc. (Japan)	2,700	75,470
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	1,321	265,443
NN Group NV (Netherlands)	9,146	244,268
Progressive Corp. (The)	120,800	8,919,872
QBE Insurance Group Ltd. (Australia)	7,470	39,718
Swiss Life Holding AG (Switzerland)	659	224,102
T&D Holdings, Inc. (Japan)	3,200	25,939
Unum Group	104,600	1,570,046
Zurich Insurance Group AG (Switzerland)	1,960	691,789
		51,020,376
Interactive Media & Services — 3.0%
Alphabet, Inc. (Class A Stock)*(a)	26,150	30,384,992
Alphabet, Inc. (Class C Stock)*	22,632	26,316,716
Facebook, Inc. (Class A Stock)*	307,350	51,265,980
Kakaku.com, Inc. (Japan)	800	14,696
TripAdvisor, Inc.(a)	66,000	1,147,740
		109,130,124
Internet & Direct Marketing Retail — 2.0%
Amazon.com, Inc.*	26,600	51,862,552
Booking Holdings, Inc.*	11,650	15,672,978
eBay, Inc.(a)	126,200	3,793,572
Qurate Retail, Inc. (Class A Stock)*(a)	233,800	1,427,349
Zalando SE (Germany), 144A*	773	29,439
		72,785,890
	Shares	Value
Common Stocks (continued)
IT Services — 2.8%
Accenture PLC (Class A Stock)(a)	128,650	$ 21,003,399
Adyen NV (Netherlands), 144A*	57	48,436
Alliance Data Systems Corp.	10,200	343,230
Amadeus IT Group SA (Spain)	2,457	116,696
Atos SE (France)	558	37,591
Automatic Data Processing, Inc.	41,500	5,672,220
Cognizant Technology Solutions Corp. (Class A Stock)	273,100	12,690,957
Fujitsu Ltd. (Japan)	2,900	263,089
International Business Machines Corp.(a)	183,900	20,400,027
Itochu Techno-Solutions Corp. (Japan)	600	17,171
KBR, Inc.	153,300	3,170,244
Leidos Holdings, Inc.	118,600	10,869,690
NEC Corp. (Japan)	700	25,492
Nomura Research Institute Ltd. (Japan)	21,100	447,074
Otsuka Corp. (Japan)	600	25,500
Perspecta, Inc.	133,500	2,435,040
Visa, Inc. (Class A Stock)(a)	152,500	24,570,800
Wirecard AG (Germany)	666	76,473
		102,213,129
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	1,100	53,373
Brunswick Corp.	47,200	1,669,464
		1,722,837
Life Sciences Tools & Services — 0.4%
IQVIA Holdings, Inc.*	80,000	8,628,800
QIAGEN NV*	1,287	52,676
Sartorius Stedim Biotech (France)	159	31,961
Thermo Fisher Scientific, Inc.	15,400	4,367,440
		13,080,877
Machinery — 0.5%
Alfa Laval AB (Sweden)	1,770	30,446
Allison Transmission Holdings, Inc.(a)	57,700	1,881,597
Amada Holdings Co. Ltd. (Japan)	46,200	363,844
Atlas Copco AB (Sweden) (Class A Stock)	17,663	591,661
Atlas Copco AB (Sweden) (Class B Stock)	2,266	66,600
Crane Co.	17,800	875,404
Dover Corp.	14,600	1,225,524
Epiroc AB (Sweden) (Class B Stock)	2,251	22,185
GEA Group AG (Germany)	918	18,794
Hillenbrand, Inc.	41,400	791,154
Kone OYJ (Finland) (Class B Stock)	3,926	222,979
Kurita Water Industries Ltd. (Japan)	500	11,592
Mitsubishi Heavy Industries Ltd. (Japan)	1,800	45,333
Oshkosh Corp.	124,100	7,983,353
PACCAR, Inc.	39,300	2,402,409
Sandvik AB (Sweden)	6,390	89,878
Schindler Holding AG (Switzerland)	115	24,226
SKF AB (Sweden) (Class B Stock)	2,210	30,333

A5

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Techtronic Industries Co. Ltd. (Hong Kong)	8,500	$ 54,737
Timken Co. (The)	23,500	759,990
Volvo AB (Sweden) (Class B Stock)	32,271	387,287
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,100	7,629
		17,886,955
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	21	17,548
Media — 0.6%
Altice Europe NV (Netherlands)*	12,480	48,318
Charter Communications, Inc. (Class A Stock)*	2,000	872,620
Comcast Corp. (Class A Stock)(a)	66,896	2,299,884
Discovery, Inc. (Class A Stock)*(a)	249,800	4,856,112
Discovery, Inc. (Class C Stock)*	356,100	6,245,994
Publicis Groupe SA (France)	12,876	369,179
Telenet Group Holding NV (Belgium)	805	24,323
ViacomCBS, Inc. (Class B Stock)(a)	530,655	7,434,477
		22,150,907
Metals & Mining — 0.2%
Alumina Ltd. (Australia)	13,815	12,267
Anglo American PLC (South Africa)	25,126	440,463
Antofagasta PLC (Chile)	3,700	35,203
ArcelorMittal SA (Luxembourg)	7,192	68,451
BHP Group Ltd. (Australia)	16,960	300,707
BHP Group PLC (Australia)	22,195	343,392
BlueScope Steel Ltd. (Australia)	3,027	16,062
Boliden AB (Sweden)	2,916	52,826
Evraz PLC (Russia)	3,352	9,548
Fortescue Metals Group Ltd. (Australia)	77,545	476,230
Newcrest Mining Ltd. (Australia)	4,323	61,066
Nucor Corp.	82,400	2,968,048
Rio Tinto Ltd. (Australia)	2,129	109,264
Rio Tinto PLC (Australia)	16,653	762,021
		5,655,548
Multiline Retail — 0.5%
Next PLC (United Kingdom)	776	38,914
Pan Pacific International Holdings Corp. (Japan)	2,500	47,313
Target Corp.	191,600	17,813,052
Wesfarmers Ltd. (Australia)	6,351	135,283
		18,034,562
Multi-Utilities — 1.0%
AGL Energy Ltd. (Australia)	3,811	39,771
Dominion Energy, Inc.	238,200	17,195,658
E.ON SE (Germany)	13,040	135,404
Engie SA (France)	10,200	105,247
Public Service Enterprise Group, Inc.	95,800	4,302,378
RWE AG (Germany)	3,344	87,676
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Sempra Energy(a)	115,100	$ 13,005,149
		34,871,283
Oil, Gas & Consumable Fuels — 1.4%
BP PLC (United Kingdom)	22,988	95,909
Chevron Corp.	23,500	1,702,810
Concho Resources, Inc.(a)	42,800	1,833,980
ConocoPhillips	131,600	4,053,280
Diamondback Energy, Inc.	143,800	3,767,560
Exxon Mobil Corp.	68,466	2,599,654
HollyFrontier Corp.	97,800	2,397,078
Inpex Corp. (Japan)	5,900	32,856
Kinder Morgan, Inc.	860,900	11,983,728
Lundin Petroleum AB (Sweden)	15,131	289,426
Marathon Petroleum Corp.	67,600	1,596,712
Neste OYJ (Finland)	2,417	81,972
OMV AG (Austria)	4,553	125,178
Origin Energy Ltd. (Australia)	99,682	265,961
Phillips 66	169,100	9,072,215
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	24,112	420,669
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	21,497	359,540
Santos Ltd. (Australia)	100,593	208,815
TOTAL SA (France)	13,435	514,209
Valero Energy Corp.	198,300	8,994,888
World Fuel Services Corp.(a)	84,200	2,120,156
		52,516,596
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	4,700	25,168
Personal Products — 0.1%
Coty, Inc. (Class A Stock)	579,900	2,992,284
Kobayashi Pharmaceutical Co. Ltd. (Japan)	300	27,883
L’Oreal SA (France)	725	191,577
Unilever NV (United Kingdom)	16,815	828,222
Unilever PLC (United Kingdom)	6,391	322,635
		4,362,601
Pharmaceuticals — 2.7%
Astellas Pharma, Inc. (Japan)	40,800	632,130
AstraZeneca PLC (United Kingdom)	1,166	104,784
Bayer AG (Germany)	3,571	206,595
Bristol-Myers Squibb Co.	452,200	25,205,628
Chugai Pharmaceutical Co. Ltd. (Japan)	5,000	580,252
Eli Lilly & Co.	83,700	11,610,864
GlaxoSmithKline PLC (United Kingdom)	35,458	668,254
H. Lundbeck A/S (Denmark)	413	12,283
Johnson & Johnson(a)	152,348	19,977,393
Merck & Co., Inc.	430,000	33,084,200
Merck KGaA (Germany)	4,928	504,695
Novartis AG (Switzerland)	18,216	1,499,532
Novo Nordisk A/S (Denmark) (Class B Stock)	10,097	607,713

A6

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Ono Pharmaceutical Co. Ltd. (Japan)	2,200	$ 49,603
Otsuka Holdings Co. Ltd. (Japan)	2,200	86,235
Pfizer, Inc.	25,400	829,056
Recordati SpA (Italy)	588	24,903
Roche Holding AG (Switzerland)	5,633	1,824,397
Sanofi (France)	987	86,121
Shionogi & Co. Ltd. (Japan)	4,600	226,650
UCB SA (Belgium)	738	63,997
		97,885,285
Professional Services — 0.0%
Randstad NV (Netherlands)	696	24,359
Recruit Holdings Co. Ltd. (Japan)	12,700	330,170
Wolters Kluwer NV (Netherlands)	8,664	612,474
		967,003
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	59,250	2,234,318
CK Asset Holdings Ltd. (Hong Kong)	17,500	98,771
Daiwa House Industry Co. Ltd. (Japan)	1,000	24,800
Deutsche Wohnen SE (Germany)	1,025	39,137
Henderson Land Development Co. Ltd. (Hong Kong)	47,740	181,004
Hongkong Land Holdings Ltd. (Hong Kong)	6,500	24,389
Hulic Co. Ltd. (Japan)	1,700	17,327
Jones Lang LaSalle, Inc.(a)	800	80,784
Lendlease Group (Australia)	3,120	19,775
Mitsubishi Estate Co. Ltd. (Japan)	6,800	100,502
Nomura Real Estate Holdings, Inc. (Japan)	10,600	171,542
Sino Land Co. Ltd. (Hong Kong)	16,000	20,188
Sumitomo Realty & Development Co. Ltd. (Japan)	1,900	46,420
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	57,500	368,383
UOL Group Ltd. (Singapore)	2,800	12,947
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	6,000	24,652
		3,464,939
Road & Rail — 0.2%
Aurizon Holdings Ltd. (Australia)	11,244	29,249
CSX Corp.	68,150	3,904,995
Hankyu Hanshin Holdings, Inc. (Japan)	5,500	185,067
Kansas City Southern(a)	11,700	1,488,006
Keikyu Corp. (Japan)	1,300	21,933
Kyushu Railway Co. (Japan)	1,000	28,736
Nippon Express Co. Ltd. (Japan)	500	24,477
West Japan Railway Co. (Japan)	6,800	465,101
		6,147,564
Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp. (Japan)	11,300	447,607
Applied Materials, Inc.	326,000	14,937,320
ASML Holding NV (Netherlands)	458	121,412
Broadcom, Inc.(a)	38,700	9,175,770
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Disco Corp. (Japan)	100	$ 19,766
Infineon Technologies AG (Germany)	7,072	101,793
Intel Corp.(a)	686,150	37,134,438
Lam Research Corp.	45,400	10,896,000
Micron Technology, Inc.*	338,000	14,216,280
NVIDIA Corp.	23,800	6,273,680
NXP Semiconductors NV (Netherlands)	1,600	132,688
QUALCOMM, Inc.	224,300	15,173,895
STMicroelectronics NV (Switzerland)	3,855	83,479
Tokyo Electron Ltd. (Japan)	1,000	187,894
		108,902,022
Software — 5.3%
Adobe, Inc.*	64,350	20,478,744
Check Point Software Technologies Ltd. (Israel)*(a)	4,500	452,430
Dassault Systemes SE (France)	750	111,211
Intuit, Inc.	56,100	12,903,000
Microsoft Corp.	827,500	130,505,025
Nice Ltd. (Israel)*	567	83,507
Oracle Corp.	466,550	22,548,361
SAP SE (Germany)	3,171	352,616
SS&C Technologies Holdings, Inc.	76,100	3,334,702
Synopsys, Inc.*	19,900	2,562,921
Trend Micro, Inc. (Japan)	800	39,435
		193,371,952
Specialty Retail — 0.8%
Asbury Automotive Group, Inc.*	20,300	1,121,169
AutoNation, Inc.*(a)	207,000	5,808,420
Best Buy Co., Inc.	47,300	2,696,100
Hennes & Mauritz AB (Sweden) (Class B Stock)	3,192	41,034
Hikari Tsushin, Inc. (Japan)	1,300	218,286
Home Depot, Inc. (The)	9,100	1,699,061
Industria de Diseno Textil SA (Spain)	20,531	531,204
JD Sports Fashion PLC (United Kingdom)	38,095	216,097
Lowe’s Cos., Inc.	203,000	17,468,150
Nitori Holdings Co. Ltd. (Japan)	500	67,681
Sonic Automotive, Inc. (Class A Stock)	66,900	888,432
		30,755,634
Technology Hardware, Storage & Peripherals — 3.2%
Apple, Inc.	458,300	116,541,107
FUJIFILM Holdings Corp. (Japan)	11,500	578,182
Xerox Holdings Corp.	49,400	935,636
		118,054,925
Textiles, Apparel & Luxury Goods — 0.1%
Capri Holdings Ltd.*	325,100	3,507,829
EssilorLuxottica SA (France)	1,570	168,373
Hermes International (France)	800	551,765
Kering SA (France)	40	20,875
LVMH Moet Hennessy Louis Vuitton SE (France)	1,584	587,803
Puma SE (Germany)	480	28,537

A7

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Swatch Group AG (The) (Switzerland)	140	$ 5,491
		4,870,673
Tobacco — 0.6%
Altria Group, Inc.	499,650	19,321,466
British American Tobacco PLC (United Kingdom)	24,421	832,006
Imperial Brands PLC (United Kingdom)	8,994	166,311
Japan Tobacco, Inc. (Japan)	12,800	237,040
Swedish Match AB (Sweden)	945	53,886
		20,610,709
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	5,600	127,624
BMC Stock Holdings, Inc.*	109,500	1,941,435
Brenntag AG (Germany)	868	32,260
Bunzl PLC (United Kingdom)	1,952	39,337
Ferguson PLC	6,980	432,063
GMS, Inc.*	89,800	1,412,554
ITOCHU Corp. (Japan)	13,500	278,789
Marubeni Corp. (Japan)	9,000	44,779
Mitsui & Co. Ltd. (Japan)	9,200	127,506
Toyota Tsusho Corp. (Japan)	1,200	28,101
WESCO International, Inc.*	49,400	1,128,790
		5,593,238
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	369	40,338
Fraport AG Frankfurt Airport Services Worldwide (Germany)	253	10,243
Kamigumi Co. Ltd. (Japan)	6,600	111,682
		162,263
Water Utilities — 0.0%
Severn Trent PLC (United Kingdom)	1,400	39,592
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	27,200	806,129
NTT DOCOMO, Inc. (Japan)	22,400	700,132
Softbank Corp. (Japan)	13,200	168,463
Vodafone Group PLC (United Kingdom)	214,901	298,296
		1,973,020

Total Common Stocks (cost $2,111,731,130)		2,120,133,281
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	11,088	592,765
(cost $617,586)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	320	13,652
Volkswagen AG (Germany) (PRFC)	2,106	247,162
		260,814
	Shares	Value

Preferred Stocks (continued)
Banks — 0.0%
Citigroup Capital XIII, 8.140%	22,000	$ 563,200
Chemicals — 0.0%
FUCHS PETROLUB SE (Germany) (PRFC)	370	13,090

Total Preferred Stocks (cost $999,962)		837,104

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.8%
Automobiles — 2.2%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		1,600	1,566,418
Series 2019-01, Class B
3.130%	02/18/25		1,000	1,001,928
Series 2019-01, Class C
3.360%	02/18/25		1,000	1,005,981
Series 2019-02, Class C
2.740%	04/18/25		2,000	1,937,911
Series 2019-03, Class C
2.320%	07/18/25		3,400	3,339,106
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,600	1,578,746
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	2,837,439
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	3,503,064
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,582,264
Drive Auto Receivables Trust,
Series 2019-03, Class B
2.650%	02/15/24		1,400	1,382,131
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	2,500	1,765,455
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29		2,500	2,484,493
Series 2018-01, Class A, 144A
3.190%	07/15/31		3,800	3,776,672
Series 2018-02, Class A, 144A
3.470%	01/15/30		3,000	3,062,649
Series 2019-01, Class A, 144A
3.520%	07/15/30		5,900	5,873,131
Series 2020-01, Class A, 144A
2.040%	08/15/31		3,600	3,367,994
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24		1,900	1,845,728
Series 2018-02, Class A
3.170%	03/15/25		13,350	13,132,169
Series 2019-02, Class A
3.060%	04/15/26		1,500	1,444,033

A8

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	500	$ 510,094
GMF Floorplan Owner Revolving Trust,
Series 2019-02, Class A, 144A
2.900%	04/15/26	5,700	5,222,950
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A
2.550%	11/14/23	3,967	3,954,739
Series 2018-01A, Class A, 144A
3.430%	12/16/24	5,200	5,175,427
Series 2019-01A, Class A, 144A
3.630%	09/14/27	5,500	5,364,047
Santander Drive Auto Receivables Trust,
Series 2019-03, Class C
2.490%	10/15/25	1,900	1,833,438
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	3,000	3,039,208
			81,587,215
Collateralized Loan Obligations — 3.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.192%(c)	07/22/32	3,750	3,428,654
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.111%(c)	07/15/29	500	476,687
Ballyrock CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.181%(c)	10/15/28	4,500	4,367,854
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	07/15/29	1,500	1,439,453
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
2.656%(c)	01/17/28	1,500	1,455,792
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	04/15/29	3,000	2,882,458
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.219%(c)	10/18/26	242	240,744
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.036%(c)	10/17/31	9,750	9,057,642
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
2.841%(c)	04/15/31	2,000	1,855,035
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.824%(c)	04/26/31	4,000	$ 3,731,016
Highbridge Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.741%(c)	02/05/31	250	229,445
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
3.122%(c)	07/22/32	3,750	3,361,885
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
2.959%(c)	10/19/28	10,000	9,638,873
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.086%(c)	10/23/29	1,250	1,178,288
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.289%(c)	04/20/32	5,750	5,266,554
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
2.994%(c)	10/20/31	6,750	6,213,039
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
2.939%(c)	04/21/31	2,400	2,235,063
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
3.236%(c)	04/17/30	2,750	2,606,269
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)
3.091%(c)	07/15/30	1,250	1,177,971
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.149%(c)	07/20/32	10,000	9,107,691
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	10/20/31	7,500	6,941,836
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.020%(c)	10/30/30	1,500	1,387,167
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
3.209%(c)	07/20/32	3,750	3,430,412
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.966%(c)	01/17/31	1,500	1,413,137

A9

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.943%(c)	07/16/31	2,350	$ 2,204,747
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.099%(c)	10/20/31	8,750	8,121,491
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
2.969%(c)	07/25/31	1,000	915,246
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
3.136%(c)	07/17/26	1,106	1,094,188
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.076%(c)	01/17/30	2,500	2,344,986
TICP CLO Ltd. (Cayman Islands),
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
2.659%(c)	04/20/28	4,000	3,905,178
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
3.279%(c)	07/20/32	3,000	2,775,576
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
3.004%(c)	01/25/31	2,500	2,331,299
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
2.711%(c)	07/15/27	931	903,869
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.986%(c)	01/17/31	2,750	2,560,256
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.936%(c)	07/17/31	3,500	3,235,295
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.019%(c)	10/20/31	5,750	5,252,231
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
3.201%(c)	07/15/29	1,750	1,650,577
			120,417,904
Consumer Loans — 0.1%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.505%(c)	09/14/32	2,265	2,209,978
Oportun Funding LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,600	1,475,031
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2018-D, Class A, 144A
4.150%	12/09/24	1,100	$ 1,015,843
			4,700,852
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	5,800	6,776,029
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,800	2,776,407
Series 2018-A, Class A5, 144A
3.610%	03/10/42	800	803,975
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,363,775
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,280,473
			8,224,630
Home Equity Loans — 0.1%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
2.597%(c)	03/25/33	60	58,616
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.847%(c)	07/25/32	28	28,140
Series 2002-NC04, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)
2.222%(c)	09/25/32	1,893	1,764,966
			1,851,722
Other — 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35	1,200	1,156,569
Series 2019-02A, Class A, 144A
2.590%	05/20/36	2,151	2,117,915
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
3.747%(c)	06/25/24	3,250	2,773,729
			6,048,213
Residential Mortgage-Backed Securities — 0.5%
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	1,164	1,069,098
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%(cc)	01/25/59	770	692,351
Series 2019-GS03, Class A1, 144A
3.750%(cc)	04/25/59	179	175,212
Series 2019-GS04, Class A1, 144A
3.438%(cc)	05/25/59	1,364	1,376,336

A10

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		479	$ 478,138
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
1.742%(c)	06/25/34		162	143,126
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,639	1,636,198
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	2,599	2,861,000
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		3,850	3,728,515
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.547%(c)	02/25/57		2,713	2,617,766
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57		2,635	2,636,408
Series 2018-02, Class A1, 144A
3.250%(cc)	03/25/58		255	258,064
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58		150	150,200
Series 2018-05, Class A1, 144A
3.250%(cc)	07/25/58		572	576,867
				18,399,279
Student Loans — 1.0%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		1,999	2,025,978
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		1,496	1,514,294
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		597	614,967
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		1,424	1,425,828
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		2,565	2,508,550
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		1,400	1,405,500
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		4,600	4,669,576
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		1,700	1,722,027
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		2,100	2,067,208
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68		2,100	2,139,172
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		1,600	1,605,365
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		3,800	3,676,878
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	2,100	$ 2,163,059
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	2,500	2,498,801
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	3,100	2,995,913
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,400	2,322,036
			35,355,152

Total Asset-Backed Securities (cost $295,179,171)			283,360,996
Commercial Mortgage-Backed Securities — 7.8%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	4,000	3,933,866
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,500	6,576,060
BBCMS Mortgage Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,956,995
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	5,439,415
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	7,369,244
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	1,282	1,326,396
Series 2014-GC23, Class A3
3.356%	07/10/47	2,193	2,282,096
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	5,176,695
Series 2016-GC37, Class A3
3.050%	04/10/49	6,500	6,574,097
Series 2017-P07, Class A3
3.442%	04/14/50	5,500	5,720,998
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	797	795,307
Series 2014-CR18, Class A4
3.550%	07/15/47	2,783	2,901,669
Series 2014-CR20, Class A3
3.326%	11/10/47	5,000	5,202,102
Series 2015-CR27, Class A3
3.349%	10/10/48	6,100	6,437,729
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	3,000	3,119,495
Series 2017-C08, Class A3
3.127%	06/15/50	5,300	5,358,880
Fannie Mae-Aces,
Series 2015-M17, Class A2
2.931%(cc)	11/25/25	3,900	4,140,559

A11

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-M07, Class AB2
2.385%	09/25/26	816	$ 836,628
Series 2017-M01, Class A2
2.417%(cc)	10/25/26	2,200	2,279,328
Series 2017-M04, Class A2
2.584%(cc)	12/25/26	11,800	12,453,609
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	8,250	8,960,406
Series 2018-M04, Class A2
3.045%(cc)	03/25/28	4,325	4,714,212
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.368%(cc)	05/25/22	22,177	535,906
Series K021, Class X1, IO
1.420%(cc)	06/25/22	6,395	163,327
Series K055, Class X1, IO
1.364%(cc)	03/25/26	13,704	943,251
Series K057, Class AM
2.624%	08/25/26	7,230	7,696,988
Series K064, Class AM
3.327%(cc)	03/25/27	5,900	6,534,807
Series K068, Class AM
3.315%	08/25/27	5,600	6,340,346
Series K069, Class A2
3.187%(cc)	09/25/27	4,900	5,507,032
Series K069, Class AM
3.248%(cc)	09/25/27	1,050	1,174,098
Series K070, Class A2
3.303%(cc)	11/25/27	7,250	8,220,420
Series K070, Class AM
3.364%	12/25/27	1,525	1,731,731
Series K072, Class A2
3.444%	12/25/27	2,000	2,288,375
Series K075, Class AM
3.650%(cc)	02/25/28	3,575	4,114,875
Series K076, Class AM
3.900%	04/25/28	2,575	3,010,151
Series K077, Class A2
3.850%(cc)	05/25/28	4,800	5,619,807
Series K077, Class AM
3.850%(cc)	05/25/28	950	1,108,298
Series K080, Class AM
3.986%(cc)	07/25/28	7,050	8,249,772
Series K081, Class AM
3.900%(cc)	08/25/28	3,500	4,143,679
Series K086, Class AM
3.919%(cc)	12/25/28	1,300	1,541,088
Series K087, Class AM
3.832%(cc)	12/25/28	1,350	1,590,467
Series K157, Class A2
3.990%(cc)	05/25/33	4,200	4,958,821
Series W5FX, Class AFX
3.092%(cc)	04/25/28	2,260	2,515,580
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	4,000	4,085,130
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-GC32, Class A3
3.498%	07/10/48	5,800	$ 5,933,424
Series 2016-GS03, Class A3
2.592%	10/10/49	5,800	5,739,971
Series 2016-GS04, Class A3
3.178%	11/10/49	5,500	5,691,577
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	890	928,344
Series 2015-C27, Class A3A1
2.920%	02/15/48	5,810	5,951,808
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	634	635,676
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,351	1,353,248
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,400	10,201,326
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	2,119,747
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	13,606,713
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,500	3,644,437
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	7,084,304
Series 2018-C09, Class A3
3.854%	03/15/51	2,500	2,735,887
Series 2018-C14, Class A3
4.180%	12/15/51	4,100	4,652,264
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,700	1,718,323
Series 2013-C05, Class A3
2.920%	03/10/46	1,179	1,187,350
Series 2013-C06, Class A3
2.971%	04/10/46	1,798	1,815,729
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,913,262
Series 2017-C38, Class A4
3.190%	07/15/50	4,600	4,726,717
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	7,479,417

Total Commercial Mortgage-Backed Securities (cost $269,625,804)			284,749,259
Corporate Bonds — 10.1%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50(a)	2,130	1,945,100

A12

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	$ 770,140
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	811,727
United Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,403,404
			4,930,371
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	3,740	3,738,718
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,450	1,319,519
			5,058,237
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,535	2,350,600
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	348	351,067
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	493	476,681
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	206	217,104
			3,395,452
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
2.258%(c)	04/12/21	495	487,253
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	2,010	1,980,019
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46(a)	1,220	710,900
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	680	653,534
3.350%	11/01/22	4,205	3,926,766
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	980	777,161
6.600%	04/01/36	760	660,093
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
2.728%(c)	04/09/21	1,060	974,216
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Gtd. Notes
3.550%	04/09/21	805	$ 770,050
3.950%	04/13/24	2,800	2,537,647
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	4,705	4,730,613
			18,208,252
Banks — 3.1%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
2.968%(c)	04/12/23	800	774,461
Sr. Unsec’d. Notes
3.848%	04/12/23	1,000	1,001,076
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)	445	468,640
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	1,665	1,556,094
Jr. Sub. Notes, Series MM
4.300%(ff)	—(rr)	940	808,826
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	955	999,943
4.125%	01/22/24	4,830	5,141,886
4.271%(ff)	07/23/29	510	552,541
Sub. Notes, MTN
4.000%	01/22/25	2,000	2,104,457
4.450%	03/03/26	8,455	9,093,455
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	540,512
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	847,843
3.684%	01/10/23	585	589,519
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	4,108,452
Citigroup, Inc.,
Jr. Sub. Notes, Series Q
5.950%(ff)	—(rr)	2,205	1,952,213
Jr. Sub. Notes, Series R
6.125%(ff)	—(a)(rr)	1,375	1,284,151
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)	625	640,838
Sr. Unsec’d. Notes
3.200%	10/21/26	1,870	1,936,519
3.700%	01/12/26	6,180	6,569,794
Sub. Notes
4.450%	09/29/27	5,965	6,209,972
4.750%	05/18/46	820	889,658
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.282%	01/09/28	1,370	1,415,712
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,640	1,582,750

A13

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	2,400	$ 2,365,801
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	970	950,360
Sub. Notes
7.000%	04/15/20	570	570,467
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M
5.375%(ff)	—(rr)	2,215	1,976,861
Jr. Sub. Notes, Series O
5.300%(ff)	—(a)(rr)	740	710,025
Sr. Unsec’d. Notes
3.500%	01/23/25	4,100	4,202,008
3.750%	02/25/26	1,010	1,052,007
3.814%(ff)	04/23/29	540	558,242
3.850%	01/26/27	2,910	2,976,285
Sub. Notes
6.750%	10/01/37	104	137,402
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%
2.292%(c)	05/18/21	2,115	2,077,751
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%
3.239%(c)	03/08/21	1,025	1,026,451
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	—(rr)	290	255,332
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
5.240%(c)	—(rr)	978	877,189
Jr. Sub. Notes, Series II
4.000%(ff)	—(a)(rr)	1,045	893,813
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)	1,275	1,248,554
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	740,431
3.964%(ff)	11/15/48	3,250	3,761,327
4.005%(ff)	04/23/29	2,170	2,344,344
4.452%(ff)	12/05/29	3,350	3,747,853
Sub. Notes
3.875%	09/10/24	3,775	3,987,248
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
5.441%(c)	—(rr)	840	738,207
Sr. Unsec’d. Notes
4.375%	01/22/47(a)	1,045	1,272,956
Sr. Unsec’d. Notes, GMTN
3.591%(ff)	07/22/28	1,255	1,302,110
3.750%	02/25/23	950	989,721
3.772%(ff)	01/24/29	8,775	9,250,645
3.875%	01/27/26	675	722,697
4.431%(ff)	01/23/30	515	570,697
Sub. Notes, GMTN
4.350%	09/08/26	3,825	4,096,705
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	1,924,809
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	4,175	$ 4,001,034
			112,398,644
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	620	682,981
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
5.550%	01/23/49	450	528,921
8.000%	11/15/39	1,285	1,833,795
8.200%	01/15/39	250	350,893
Constellation Brands, Inc.,
Gtd. Notes
4.250%	05/01/23	1,400	1,445,697
			4,842,287
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	700	643,678
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
5.875%	01/31/50	485	375,625
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,500	1,508,324
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	1,015	965,889
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	3,680	3,665,322
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	45	47,478
9.400%	05/15/39	347	522,339
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,140,266
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	780	788,829
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
4.875%	09/19/22(a)	2,000	1,919,638
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	296,618
6.500%	09/27/28	670	281,400

A14

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.500%	06/01/25	460	$ 576,981
			12,088,709
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	894,472
6.700%	06/01/34	420	546,745
7.000%	10/15/37	380	475,425
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,727,492
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28(a)	1,190	1,162,085
5.250%	01/15/30	385	384,766
5.875%	09/15/26	135	136,912
			5,327,897
Diversified Financial Services — 0.2%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	522,004
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	919,920
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20	766	761,869
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	560	505,984
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
5.250%	02/06/12(d)	1,715	18,007
6.875%	05/02/18(d)	700	7,350
Private Export Funding Corp.,
Gov’t. Gtd. Notes, Series GG
2.450%	07/15/24	475	503,431
Sr. Unsec’d. Notes, 144A
2.650%	02/16/21	1,915	1,943,266
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	370,737
			5,552,568
Electric — 1.2%
Avista Corp.,
First Mortgage
4.350%	06/01/48	1,160	1,306,629
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	716,885
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	305	388,123
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	$ 892,099
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,719,684
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	273,761
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	3,210	3,217,950
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,490	1,695,473
Duke Energy Carolinas LLC,
First Mortgage
4.000%	09/30/42	570	642,405
6.050%	04/15/38	550	704,058
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	898,379
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	2,245	2,386,764
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	340,321
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	3,470	3,368,936
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,425	1,367,462
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	355	398,969
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33	295	394,625
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	207,136
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,910	3,056,316
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	473,352
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,408,482
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,769,625

A15

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	1,360	$ 1,178,829
5.000%	03/15/44	695	721,055
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,760	1,766,276
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	1,130	1,159,253
3.700%	05/01/28	1,280	1,384,259
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	782,527
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,537,486
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	580	607,618
First Ref. Mortgage, Series C
3.600%	02/01/45	860	806,588
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	725	735,574
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,135	2,008,536
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	537,781
			41,853,216
Electronics — 0.0%
FLIR Systems, Inc.,
Sr. Unsec’d. Notes
3.125%	06/15/21	900	901,457
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	1,050	946,621
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	700	594,659
5.500%	07/31/47	800	674,604
			2,215,884
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49(a)	1,290	1,203,746
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	1,720	1,903,699
			3,107,445
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41		1,595	$ 1,855,435
Gas — 0.1%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44		65	62,722
NiSource, Inc.,
Sr. Unsec’d. Notes
3.490%	05/15/27		3,285	3,330,047
				3,392,769
Healthcare-Products — 0.1%
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,635	1,491,491
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	300	329,258
2.250%	03/07/39	EUR	400	452,055
				2,272,804
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		515	667,688
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		390	427,851
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A
4.125%	10/15/20		640	615,755
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25(a)		555	568,659
5.875%	02/01/29(a)		525	554,813
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		940	1,129,335
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		190	191,478
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		1,075	875,106
New York and Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		445	494,640
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29		765	746,006
				6,271,331
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		525	487,893

A16

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	800	$ 755,430
			1,243,323
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/26	1,695	1,655,956
Insurance — 0.2%
AXIS Specialty Finance LLC,
Gtd. Notes
5.875%	06/01/20	1,030	1,036,355
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	1,123,977
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	930,117
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	367,304
5.000%	03/30/43	200	205,660
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	888,390
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	130	139,412
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,450	1,384,033
6.850%	12/16/39	124	170,984
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	350	350,723
			6,596,955
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	980	896,667
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,260	1,323,973
Media — 0.3%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24	600	583,836
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	1,260	1,320,062
5.375%	04/01/38(a)	1,950	2,131,627
6.384%	10/23/35	875	1,040,139
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
6.484%	10/23/45	1,386	$ 1,693,257
Comcast Corp.,
Gtd. Notes
6.400%	05/15/38	530	743,345
NBCUniversal Media LLC,
Gtd. Notes
2.875%	01/15/23	330	340,335
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	377,661
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,450	1,366,267
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	1,040	1,044,917
			10,641,446
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	425	421,539
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40	425	495,440
			916,979
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,184,623
Enerpac Tool Group Corp.,
Gtd. Notes
5.625%	06/15/22	1,205	1,113,907
			2,298,530
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	905	917,097
2.750%	01/06/23	315	328,577
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	1,095	1,119,239
			2,364,913
Oil & Gas — 0.5%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,400	534,877
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	544,538
CNOOC Finance Ltd. (China),
Gtd. Notes
2.875%	09/30/29	1,950	2,014,296

A17

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	210	$ 161,523
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	190,291
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	350	354,710
6.510%	03/07/22	580	602,684
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,995	2,064,146
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	547,620
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	835	490,119
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	2,000	772,069
4.850%	03/15/21	575	481,843
6.450%	09/15/36	1,155	549,941
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	370	173,469
6.500%	02/01/38	275	118,077
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.750%	02/01/29	840	792,460
6.900%	03/19/49(a)	1,000	973,061
Gtd. Notes, 144A
5.093%	01/15/30(a)	797	725,007
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	330	317,292
6.350%	02/12/48(a)	1,536	961,468
6.500%	03/13/27	330	244,009
Gtd. Notes, 144A
6.490%	01/23/27	471	347,532
7.690%	01/23/50	2,146	1,465,383
Gtd. Notes, GMTN
6.750%	09/21/47	2,265	1,465,391
Gtd. Notes, MTN
6.875%	08/04/26	670	507,312
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	1,445	1,569,463
			18,968,581
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	183	172,792
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	800	$ 854,652
Pharmaceuticals — 0.9%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,175	1,231,181
4.500%	05/14/35	1,910	2,115,735
4.700%	05/14/45	1,460	1,640,230
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49	2,515	2,699,657
Allergan Funding SCS,
Gtd. Notes
4.550%	03/15/35	2,190	2,474,812
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%
1.846%(c)	06/25/21	1,115	1,082,772
Gtd. Notes, 144A
3.500%	06/25/21	500	504,958
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	474	488,102
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
4.125%	06/15/39(a)	410	492,753
4.250%	10/26/49	1,115	1,410,193
4.550%	02/20/48	1,200	1,530,295
5.000%	08/15/45	645	861,960
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	9,285	9,960,497
CVS Health Corp.,
Sr. Unsec’d. Notes
4.780%	03/25/38	310	338,003
5.050%	03/25/48	3,685	4,251,413
5.125%	07/20/45(a)	610	699,449
5.300%	12/05/43	250	291,446
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,373,080
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	69,030
			33,515,566
Pipelines — 0.5%
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	675	657,356
4.950%	06/15/28	1,115	939,263
5.000%	05/15/50(a)	1,435	1,107,680
6.125%	12/15/45	180	149,213
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25	1,345	1,352,751

A18

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,430	$ 1,199,799
4.000%	03/15/28	1,980	1,682,984
4.875%	06/01/25	3,250	2,717,683
5.200%	03/01/47	40	31,890
5.500%	02/15/49(a)	395	339,731
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	142,363
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	3,946,637
4.500%	03/15/50	295	221,795
4.950%	07/13/47	935	737,166
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	49,447
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48(a)	315	294,407
4.900%	01/15/45	1,000	848,324
5.100%	09/15/45	500	474,432
			16,892,921
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	940,407
Retail — 0.2%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%
2.536%(c)	04/17/20	368	366,622
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,834,827
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	750	645,211
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22	201	143,605
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,375	1,121,381
			7,111,646
Savings & Loans — 0.0%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,455	1,515,450
Semiconductors — 0.1%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	1,310	1,294,157
3.125%	10/15/22	1,010	999,688
			2,293,845
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
3.750%	02/12/45	1,210	$ 1,453,403
4.450%	11/03/45(a)	215	281,750
			1,735,153
Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.400%	05/15/25	1,840	1,910,122
3.600%	07/15/25	275	286,512
3.800%	02/15/27	1,065	1,106,554
4.300%	02/15/30	615	661,969
4.550%	03/09/49	139	149,422
4.850%	03/01/39	6,690	7,563,852
5.250%	03/01/37	65	75,797
5.350%	09/01/40	82	95,260
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	1,150	1,098,601
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	285,886
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	750	748,147
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	1,900	2,141,365
4.125%	08/15/46	725	841,581
4.500%	08/10/33	1,205	1,436,895
4.862%	08/21/46	860	1,122,029
			19,523,992
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	670	924,660
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	923,818
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	109,479
			1,957,957

Total Corporate Bonds (cost $369,730,476)			367,738,140
Municipal Bonds — 0.5%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	252,216

A19

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	$ 1,986,414
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,223,721
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,961,718
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	725,757
7.625%	03/01/40	215	348,384
7.550%	04/01/39	245	400,825
			6,646,819
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	1,063,316
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,467,987
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	3,190	3,306,977
General Obligation Unlimited, Taxable
5.100%	06/01/33	325	323,515
			5,098,479
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,560,584
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,130	1,438,411
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	526,672
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	341,067
			867,739
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	593,301
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	758,571
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	$ 576,447

Total Municipal Bonds (cost $14,956,251)			18,855,883
Residential Mortgage-Backed Securities — 1.3%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/20	17	16,508
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	230	225,777
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.676%(cc)	02/25/35	262	235,017
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)
2.647%(c)	10/25/27	82	82,376
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	08/25/28	253	251,004
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
2.547%(c)	08/25/28	300	256,251
Series 2019-03A, Class M1A, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
2.047%(c)	07/25/29	1,013	1,007,721
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
2.547%(c)	07/25/29	1,200	1,026,671
BVRT Financing Trust,
Series 2019-01, Class F, 144A
3.013%(cc)	09/15/21^	6,649	6,670,617
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.081%(c)	11/01/23	4,700	4,650,283
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
4.363%(cc)	02/25/37	198	180,499
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
3.581%(c)	12/25/57	2,543	2,619,304
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
3.581%(c)	01/25/57	2,624	2,592,517
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	2,752	2,554,384
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	2,447	2,298,797
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	2,144	2,159,989

A20

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
3.060%(c)	12/26/59^	854	$ 854,098
Eagle Re Ltd. (Bermuda),
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
2.747%(c)	04/25/29	288	286,942
Freddie Mac REMICS,
Series 4535, Class PA
3.000%	03/15/44	1,222	1,286,612
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
2.247%(c)	03/25/29	345	339,797
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)
3.197%(c)	11/25/28	169	166,766
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)
2.247%(c)	04/25/29	882	896,928
Series 2017-DNA01, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
2.147%(c)	07/25/29	839	833,793
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	03/25/30	1,836	1,805,837
Freddie Mac Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	09/25/48	479	472,031
Series 2019-HRP01, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	02/25/49	452	442,780
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
2.597%(c)	05/25/29	329	327,301
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
4.688%(cc)	07/25/35	89	78,240
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.081%(c)	04/01/24	517	508,708
MetLife Securitization Trust,
Series 2018-01A, Class A, 144A
3.750%(cc)	03/25/57	473	476,638
Mill City Mortgage Loan Trust,
Series 2019-01, Class A1, 144A
3.250%(cc)	10/25/69	1,039	1,048,480
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,560	1,613,110
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
1.697%(c)	01/25/48	652	606,155
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
2.497%(c)	07/25/28		273	$ 271,431
Oaktown Re III Ltd. (Bermuda),
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
2.347%(c)	07/25/29		475	473,043
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
3.113%(c)	11/27/20		2,648	2,566,301
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		1,220	1,292,155
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52		1,533	1,526,955
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.872%(cc)	02/25/34		104	93,823

Total Residential Mortgage-Backed Securities (cost $45,773,250)				45,095,639
Sovereign Bonds — 1.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,411,340
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	176,175
4.375%	07/12/21		500	505,061
5.000%	06/15/45		620	636,282
7.375%	09/18/37(a)		625	780,997
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	954,761
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
5.125%	06/29/20		400	403,595
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	432,761
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		924	958,739
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,500	1,689,777
4.450%	02/11/24		505	522,543
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		950	1,035,164
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	2,100	2,274,014
4.750%	01/08/26		540	573,264

A21

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, GMTN
3.000%	03/12/24		400	$ 431,716
Sr. Unsec’d. Notes, 144A, MTN
2.125%	04/13/21		200	202,666
2.125%	10/25/23		1,400	1,457,914
2.625%	04/20/22		2,000	2,072,975
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		515	537,498
4.500%	04/16/50		475	521,483
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		1,105	1,139,378
4.817%	03/14/49		500	587,183
5.103%	04/23/48		915	1,110,957
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	1,395	1,544,233
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		1,325	1,311,518
2.875%	03/04/23		1,785	1,783,745
4.000%	04/17/25		1,035	1,077,732
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,800	1,863,561
3.250%	06/01/23		800	857,342
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20		1,710	1,710,159
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55		1,025	1,167,068
5.100%	06/18/50(a)		545	621,921

Total Sovereign Bonds (cost $33,993,169)				34,353,522
U.S. Government Agency Obligations — 10.7%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,671,807
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		906	933,666
2.500%	03/01/30		480	500,765
2.500%	10/01/32		980	1,020,719
3.000%	10/01/28		339	357,324
3.000%	06/01/29		838	882,031
3.000%	03/01/32		1,018	1,072,477
3.000%	01/01/37		514	544,055
3.000%	01/01/43		999	1,056,853
3.000%	07/01/43		1,969	2,081,915
3.000%	01/01/47		6,015	6,347,813
3.000%	10/01/49		6,848	7,178,997
3.500%	03/01/42		598	641,730
3.500%	06/01/42		349	374,830
3.500%	01/01/47		1,125	1,196,684
3.500%	02/01/47		1,344	1,425,846
3.500%	09/01/49		9,303	9,823,317
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/26	456	$ 480,763
4.000%	09/01/26	239	252,657
4.000%	10/01/39	810	874,977
4.000%	12/01/40	369	398,579
4.000%	10/01/41	403	435,976
4.000%	01/01/42	147	159,251
4.000%	10/01/45	573	620,422
4.000%	07/01/48	8,748	9,333,228
4.500%	07/01/20	3	2,940
4.500%	09/01/39	268	293,625
4.500%	10/01/39	1,536	1,681,777
4.500%	12/01/39	461	505,280
4.500%	07/01/41	262	285,182
4.500%	07/01/41	1,817	1,991,801
4.500%	08/01/41	130	140,978
4.500%	08/01/41	196	213,329
4.500%	08/01/41	399	434,423
4.500%	10/01/41	147	158,759
4.500%	10/01/46	281	305,194
4.500%	12/01/47	1,596	1,725,773
4.500%	08/01/48	874	941,324
5.000%	05/01/34	21	23,493
5.000%	05/01/34	198	219,532
5.000%	08/01/35	21	22,853
5.000%	09/01/35	33	36,534
5.000%	10/01/36	33	36,327
5.000%	05/01/37	21	23,449
5.000%	07/01/37	428	475,786
5.000%	09/01/38	51	56,248
5.000%	09/01/38	53	59,166
5.000%	09/01/38	61	67,978
5.000%	02/01/39	20	22,211
5.000%	06/01/39	57	63,701
5.500%	02/01/34	33	35,778
5.500%	04/01/34	305	336,621
5.500%	06/01/34	106	119,356
5.500%	06/01/34	157	177,798
5.500%	05/01/37	47	52,966
5.500%	02/01/38	372	421,227
5.500%	05/01/38	68	76,865
5.500%	07/01/38	336	380,838
6.000%	03/01/32	140	156,188
6.000%	12/01/33	50	55,381
6.000%	07/01/36	3	3,818
6.000%	12/01/36	8	9,345
6.000%	05/01/37	12	14,021
6.000%	12/01/37	24	26,985
6.000%	01/01/38	4	4,101
6.000%	01/01/38	13	14,658
6.000%	01/01/38	270	309,031
6.000%	10/01/38	72	82,266
6.000%	08/01/39	40	46,099
6.750%	09/15/29	935	1,391,536
6.750%	03/15/31	500	780,657
7.000%	01/01/31	20	23,415
7.000%	06/01/31	28	32,504
7.000%	09/01/31	3	3,829
7.000%	10/01/31	38	44,570

A22

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
7.000%	10/01/32	29	$ 31,921
Federal National Mortgage Assoc.
2.000%	08/01/31	1,281	1,320,257
2.500%	TBA	20,000	20,737,500
2.500%	01/01/28	1,015	1,054,775
2.500%	10/01/43	969	1,009,112
2.500%	12/01/46	1,773	1,845,888
2.500%	09/01/49	4,029	4,175,382
2.500%	11/01/49	5,438	5,635,941
3.000%	TBA	21,000	21,990,061
3.000%	TBA	36,500	38,275,098
3.000%	02/01/27	1,493	1,564,293
3.000%	08/01/30	897	941,590
3.000%	11/01/36	2,638	2,791,803
3.000%	12/01/42	1,176	1,243,045
3.000%	12/01/42	1,795	1,897,588
3.000%	03/01/43	310	328,180
3.000%	11/01/46	338	356,871
3.000%	01/01/47	2,561	2,699,489
3.000%	02/01/47	1,696	1,779,948
3.000%	03/01/47	1,284	1,353,251
3.500%	TBA	14,000	14,809,922
3.500%	07/01/31	903	956,104
3.500%	11/01/32	435	461,925
3.500%	02/01/33	1,250	1,316,357
3.500%	05/01/33	2,281	2,405,842
3.500%	06/01/39	631	677,647
3.500%	01/01/42	5,970	6,409,805
3.500%	05/01/42	2,928	3,144,367
3.500%	07/01/42	788	846,229
3.500%	08/01/42	315	338,650
3.500%	08/01/42	1,014	1,090,298
3.500%	09/01/42	936	1,005,092
3.500%	09/01/42	1,614	1,732,882
3.500%	11/01/42	561	601,978
3.500%	03/01/43	2,893	3,107,146
3.500%	04/01/43	552	592,493
3.500%	04/01/43	1,324	1,420,438
3.500%	07/01/43	260	279,533
3.500%	06/01/45	6,392	6,814,944
3.500%	07/01/46	1,307	1,386,340
3.500%	11/01/46	1,771	1,880,777
3.500%	09/01/47	1,942	2,059,162
3.500%	05/01/48	2,212	2,345,413
3.500%	06/01/48	5,503	5,867,071
3.500%	07/01/48	1,952	2,064,445
3.500%	08/01/49	18,767	19,811,127
4.000%	TBA	11,000	11,741,404
4.000%	12/01/36	1,009	1,101,380
4.000%	10/01/41	3,143	3,400,218
4.000%	07/01/44	1,174	1,271,724
4.000%	09/01/44	2,658	2,875,804
4.000%	10/01/46	841	902,184
4.000%	06/01/47	1,485	1,586,009
4.000%	09/01/47	531	568,464
4.000%	11/01/47	1,041	1,133,324
4.000%	11/01/47	2,866	3,078,210
4.500%	07/01/33	48	52,687
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	08/01/33	13	$ 13,915
4.500%	09/01/33	43	47,252
4.500%	10/01/33	113	124,111
4.500%	03/01/34	32	34,957
4.500%	01/01/35	2	2,347
4.500%	07/01/39	808	885,060
4.500%	08/01/39	624	683,143
4.500%	09/01/39	437	477,958
4.500%	12/01/39	5	5,227
4.500%	03/01/41	1,485	1,628,001
4.500%	07/01/42	129	141,076
4.500%	01/01/49	1,194	1,283,466
5.000%	03/01/34	216	239,344
5.000%	04/01/35	519	575,172
5.000%	06/01/35	127	140,393
5.000%	07/01/35	93	102,511
5.000%	07/01/35	130	144,976
5.000%	09/01/35	77	85,870
5.000%	11/01/35	93	103,740
5.000%	02/01/36	72	80,226
5.500%	02/01/33	97	109,691
5.500%	08/01/33	193	217,283
5.500%	10/01/33	47	52,948
5.500%	12/01/33	50	56,784
5.500%	12/01/34	130	146,699
5.500%	10/01/35	526	596,529
5.500%	03/01/36	50	54,432
5.500%	04/01/36	110	122,446
5.500%	01/01/37	63	71,620
5.500%	04/01/37	34	38,067
5.500%	05/01/37	207	234,299
5.500%	08/01/37	249	282,044
6.000%	05/01/21	15	15,680
6.000%	10/01/33	205	228,921
6.000%	11/01/33	24	26,494
6.000%	11/01/33	30	32,865
6.000%	01/01/34	242	278,398
6.000%	02/01/34	98	112,195
6.000%	03/01/34	2	2,191
6.000%	03/01/34	13	13,860
6.000%	03/01/34	29	31,670
6.000%	11/01/34	23	25,809
6.000%	01/01/35	54	60,615
6.000%	01/01/35	115	128,018
6.000%	02/01/35	3	3,408
6.000%	02/01/35	106	117,841
6.000%	02/01/35	189	217,602
6.000%	04/01/35	16	18,852
6.000%	12/01/35	88	97,136
6.000%	05/01/36	39	45,040
6.000%	06/01/36	15	16,608
6.000%	02/01/37	66	75,665
6.000%	06/01/37	24	26,944
6.000%	05/01/38	174	199,767
6.250%	05/15/29	950	1,358,575
6.500%	09/01/32	1	1,167
6.500%	09/01/32	13	14,562
6.500%	09/01/32	37	42,115

A23

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	09/01/32	40	$ 46,505
6.500%	10/01/32	41	46,869
6.500%	04/01/33	57	66,010
6.500%	11/01/33	21	24,512
6.500%	01/01/34	42	48,978
6.500%	09/01/34	49	56,401
6.500%	10/01/34	44	50,655
6.500%	09/01/36	118	137,705
6.500%	10/01/36	33	39,438
6.500%	11/01/36	37	41,469
6.500%	01/01/37	39	43,320
6.500%	01/01/37	104	121,049
6.500%	09/01/37	15	17,008
6.625%	11/15/30(k)	550	844,297
7.000%	02/01/32	27	31,174
7.000%	05/01/32	14	16,863
7.000%	06/01/32	13	15,816
7.000%	07/01/32	54	63,134
7.125%	01/15/30(k)	3,600	5,529,973
Government National Mortgage Assoc.
2.500%	03/20/43	716	753,588
2.500%	12/20/46	899	944,320
3.000%	03/15/45	1,100	1,165,693
3.000%	11/20/45	1,219	1,308,873
3.000%	03/20/46	7,970	8,555,614
3.000%	07/20/46	5,344	5,730,149
3.000%	10/20/46	1,753	1,876,403
3.000%	12/20/46	1,171	1,251,297
3.000%	02/20/47	2,399	2,560,517
3.500%	12/20/42	1,804	1,928,722
3.500%	05/20/43	370	395,169
3.500%	03/20/45	1,534	1,630,840
3.500%	04/20/45	2,141	2,274,931
3.500%	07/20/46	7,785	8,316,423
3.500%	07/20/48	5,634	5,965,313
3.500%	11/20/48	3,076	3,247,539
4.000%	06/15/40	152	164,983
4.000%	05/20/41	283	308,530
4.000%	12/20/42	621	676,984
4.000%	08/20/44	278	303,145
4.000%	11/20/45	1,552	1,691,214
4.000%	12/20/45	1,646	1,793,902
4.000%	11/20/46	380	410,326
4.000%	09/20/47	6,291	6,779,844
4.000%	02/20/49	4,811	5,116,881
4.500%	04/15/40	640	708,488
4.500%	01/20/41	1,248	1,375,324
4.500%	02/20/41	786	866,149
4.500%	06/20/44	838	917,850
4.500%	09/20/46	493	537,442
4.500%	11/20/46	973	1,064,498
4.500%	03/20/47	950	1,029,087
4.500%	05/20/48	1,380	1,478,374
4.500%	06/20/48	1,873	2,004,933
4.500%	08/20/48	5,802	6,156,698
5.000%	10/20/37	116	128,557
5.000%	04/20/45	757	836,042
5.500%	11/15/32	70	78,775
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	02/15/33	53	$ 60,306
5.500%	08/15/33	91	99,233
5.500%	08/15/33	158	171,902
5.500%	09/15/33	42	45,741
5.500%	09/15/33	81	90,375
5.500%	10/15/33	66	73,840
5.500%	12/15/33	11	11,910
5.500%	04/15/34	318	361,082
5.500%	07/15/35	57	65,012
5.500%	02/15/36	114	128,849
6.000%	02/15/33	2	1,992
6.000%	04/15/33	18	19,934
6.000%	09/15/33	14	15,706
6.000%	12/15/33	35	39,627
6.000%	12/15/33	97	107,867
6.000%	01/15/34	20	22,736
6.000%	01/15/34	32	36,823
6.000%	06/20/34	69	79,737
6.000%	07/15/34	151	171,353
6.000%	10/15/34	161	179,486
6.500%	10/15/23	1	790
6.500%	12/15/23	3	2,925
6.500%	01/15/24	1	1,181
6.500%	01/15/24	1	1,603
6.500%	01/15/24	4	3,910
6.500%	01/15/24	9	10,067
6.500%	01/15/24	14	14,954
6.500%	01/15/24	42	46,449
6.500%	02/15/24	—(r )	182
6.500%	02/15/24	—(r )	247
6.500%	02/15/24	2	2,024
6.500%	02/15/24	2	2,154
6.500%	02/15/24	3	3,336
6.500%	02/15/24	6	6,411
6.500%	02/15/24	7	7,564
6.500%	02/15/24	9	10,300
6.500%	02/15/24	11	12,239
6.500%	02/15/24	24	26,663
6.500%	04/15/24	1	795
6.500%	04/15/24	1	1,449
6.500%	04/15/24	2	1,719
6.500%	04/15/24	2	1,746
6.500%	04/15/24	2	2,063
6.500%	04/15/24	3	3,030
6.500%	04/15/24	9	10,214
6.500%	05/15/24	9	9,550
6.500%	05/15/24	12	13,361
6.500%	10/15/24	13	14,264
6.500%	12/15/30	7	7,677
6.500%	01/15/32	19	22,175
6.500%	02/15/32	16	18,162
6.500%	07/15/32	40	45,364
6.500%	08/15/32	5	5,789
6.500%	08/15/32	8	8,570
6.500%	08/15/32	27	31,050
6.500%	08/15/32	189	226,715
6.500%	06/15/35	5	5,600
6.500%	06/15/35	35	41,869

A24

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	07/15/35	7	$ 7,453
8.000%	01/15/24	6	6,085
8.000%	04/15/25	4	4,322

Total U.S. Government Agency Obligations (cost $375,043,011)			390,197,296
U.S. Treasury Obligations — 1.1%
U.S. Treasury Bonds
2.375%	11/15/49	1,385	1,726,489
3.000%	05/15/45	1,585	2,142,722
U.S. Treasury Notes
3.125%	11/15/28(k)	670	808,816
U.S. Treasury Strips Coupon
1.748%(s)	05/15/31	180	162,253
1.990%(s)	08/15/39(k)	10,805	8,424,101
2.022%(s)	02/15/37	1,550	1,274,572
2.057%(s)	11/15/38	2,095	1,660,533
2.058%(s)	02/15/39	2,125	1,686,968
2.147%(s)	05/15/39	6,990	5,477,047
2.241%(s)	05/15/28(k)	2,318	2,184,715
2.244%(s)	02/15/41	770	580,478
2.287%(s)	11/15/40	990	754,759
2.328%(s)	11/15/43(h)	9,756	6,871,883
2.334%(s)	11/15/42	465	337,488
2.334%(s)	02/15/44	385	271,605
2.365%(s)	08/15/44(k)	3,850	2,667,629
2.373%(s)	11/15/44	910	632,699
2.376%(s)	11/15/41	1,055	786,346
2.378%(s)	05/15/42	1,630	1,196,840

Total U.S. Treasury Obligations (cost $34,021,565)			39,647,943

Total Long-Term Investments (cost $3,551,671,375)			3,585,561,828

	Shares
Short-Term Investments — 12.6%
Affiliated Mutual Funds — 12.6%
PGIM Core Ultra Short Bond Fund(w)	144,481,593	144,481,593
PGIM Institutional Money Market Fund (cost $313,735,568; includes $313,575,255 of cash collateral for securities on loan)(b)(w)	314,555,584	314,052,295

Total Affiliated Mutual Funds (cost $458,217,161)		458,533,888

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
0.055%	06/18/20	200	199,954
(cost $199,976)

Value
Options Purchased*~ — 0.0%
(cost $276,916)	$ 925,442

Total Short-Term Investments (cost $458,694,053)	459,659,284

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—111.3% (cost $4,010,365,428)	4,045,221,112

Options Written*~ — (0.0)%
(premiums received $94,601)	(54,531)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—111.3% (cost $4,010,270,827)	4,045,166,581

Liabilities in excess of other assets(z) — (11.3)%	(412,282,193)

Net Assets — 100.0%	$ 3,632,884,388

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMS	Constant Maturity Swap
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced

A25

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,524,715 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $302,388,831; cash collateral of $313,575,255 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	126.00	173	173	$10,813
10 Year U.S. Treasury Notes Futures	Put	05/22/20	127.00	88	88	6,875
10 Year U.S. Treasury Notes Futures	Put	05/22/20	132.00	173	173	32,437
10 Year U.S. Treasury Notes Futures	Put	05/22/20	133.00	88	88	19,250
Total Exchange Traded (cost $257,616)						$69,375

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	3,379	$ 60,271
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	3,285	58,169
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	8,212	136,207
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	16,302	271,459
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	16,540	281,102
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	3,285	48,859
Total OTC Traded (cost $19,300)							$856,067
Total Options Purchased (cost $276,916)							$925,442
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	129.00	347	347	$(32,531)
10 Year U.S. Treasury Notes Futures	Put	05/22/20	130.00	176	176	(22,000)
Total Options Written (premiums received $94,601)						$(54,531)
A26

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
486	5 Year U.S. Treasury Notes	Jun. 2020	$ 60,924,659	$ 481,733
388	10 Year U.S. Ultra Treasury Notes	Jun. 2020	60,540,125	3,779,298
496	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	110,050,000	11,671,400
19	Mini MSCI EAFE Index	Jun. 2020	1,481,335	118,731
				16,051,162
Short Positions:
630	2 Year U.S. Treasury Notes	Jun. 2020	138,841,172	(1,096,778)
22	10 Year Euro-Bund	Jun. 2020	4,185,748	(4,806)
796	10 Year U.S. Treasury Notes	Jun. 2020	110,395,250	(4,173,012)
189	20 Year U.S. Treasury Bonds	Jun. 2020	33,842,812	(683,281)
				(5,957,877)
				$10,093,285
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/20	BNP Paribas S.A.	EUR	9,530	$10,254,806	$10,511,775	$256,969	$ —
Expiring 04/02/20	Morgan Stanley & Co. International PLC	EUR	459	514,483	506,537	—	(7,946)
				$10,769,289	$11,018,312	256,969	(7,946)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/17/20	Citibank, N.A.	CAD	2,500	$ 1,917,222	$ 1,776,806	$140,416	$ —
Euro,
Expiring 04/02/20	Citibank, N.A.	EUR	9,990	10,830,501	11,018,312	—	(187,811)
Expiring 05/05/20	BNP Paribas S.A.	EUR	9,530	10,271,961	10,526,042	—	(254,081)
				$23,019,684	$23,321,160	140,416	(441,892)
						$397,385	$(449,838)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	4,100	4.579%	$(236,981)	$41,239	$(278,220)	Bank of America, N.A.

A27

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	24,000	$98,638	$792,239	$693,601
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	3,905	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	$ (43,095)	$ (111,535)	$ (68,440)
EUR	1,190	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(10,808)	(282,670)	(271,862)
	12,277	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(4,128)	262,068	266,196
	165,795	06/15/21	1.830%(S)	3 Month LIBOR(2)(Q)	—	3,594,975	3,594,975
	53,193	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(103,151)	758,086	861,237
	20,385	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	19,358	319,602	300,244
	13,965	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	65,348	238,107	172,759
	685	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(36,752)	(36,752)
	5,960	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(24,421)	(710,608)	(686,187)
	8,033	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	90,939	(840,170)	(931,109)
	1,575	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,997	(173,057)	(175,054)
	4,595	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(2,908)	(559,537)	(556,629)
	1,580	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(167,955)	(167,955)
	25,041	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(365,234)	(4,748,643)	(4,383,409)
	5,817	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(39,263)	(1,055,438)	(1,016,175)
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(116,660)	(116,660)
	924	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	(17,132)	29,190	46,322
	1,205	11/15/45	1.044%(A)	1 Day USOIS(1)(A)	—	(116,340)	(116,340)
	5,001	11/15/45	1.253%(A)	1 Day USOIS(1)(A)	(60,276)	(733,597)	(673,321)
	3,085	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(726,478)	(726,478)
A28

FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,551	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	$ —	$ 26,966	$ 26,966
				$(492,774)	$(5,150,446)	$(4,657,672)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US Agency CMBS Index(T)	1 Month LIBOR(M)	Barclays Bank PLC	10/01/20	16,000	$(649,510)	$—	$(649,510)

(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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